Share Capital - Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Basic weighted average common shares outstanding	118,607,569	119,245,581
Effect of stock options	8,114
Diluted weighted average common shares outstanding	118,615,683	119,245,581